Description of Organization and Business Operations (Details) - USD ($)											6 Months Ended		12 Months Ended
	Jan. 15, 2025	Nov. 15, 2024	Nov. 13, 2024	Oct. 11, 2024	Mar. 27, 2024	Mar. 14, 2024	Jul. 07, 2023	Jun. 09, 2023	May 25, 2023	Dec. 14, 2021	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 14, 2025	Jan. 14, 2025	Oct. 21, 2024	Sep. 30, 2024	Sep. 11, 2024	Apr. 08, 2024	Mar. 31, 2024	Feb. 29, 2024	Feb. 14, 2024	Jan. 31, 2024	Jan. 12, 2024	Dec. 13, 2023	Nov. 14, 2023	Oct. 11, 2023	Sep. 30, 2023	Nov. 25, 2021
Description of Organization and Business Operations
Common stock, shares issued											28,500,548		26,987,787	24,991,329
Common stock, shares outstanding											28,500,548		26,987,787	24,991,329
Common stock, par value (In dollars per share)											$ 0.001		$ 0.001	$ 0.001
Consideration for transfer of shares											$ 132,940	$ 113,894	$ 706,645	$ 107,073	$ 427,217
Southport Acquisition Corp
Description of Organization and Business Operations
Share price											$ 9.2		$ 9.2
Cash											$ 328,610		$ 494,974	2,171,553
Working capital											4,370,038		3,862,447	(2,808,465)
Aggregate redemption amount			$ 12,543,118				$ 197,694,657
Excise tax liability											2,424,524		2,424,524	1,976,947
Marketable securities held in Trust Account											$ 438,166		429,151	44,709,805					$ 12,895,117
Common stock, par value (In dollars per share)																				$ 0.0001
Minimum net tangible assets outstanding subject to non redemption																	$ 5,000,001	$ 5,000,001
Number of shares exercised their right to redeem			1,125,126
Redemption price per share			$ 11.15
Angel Studios, Inc. | Southport Acquisition Corp
Description of Organization and Business Operations
Business acquisition equity interest issued value assigned																				$ 1,500,000,000
Business acquisition share price																				$ 10
Sponsor | Southport Acquisition Corp
Description of Organization and Business Operations
Common stock, shares outstanding									4,200,000
Class A common stock subject to redemption | Southport Acquisition Corp
Description of Organization and Business Operations
Holders of number of shares exercised the right to redeem the shares			1,125,126	985,170		2,986,952		18,849,935			18,849,935
Aggregate redemption amount			$ 12,543,118			$ 32,214,591	$ 197,694,657	$ 197,694,657					$ (44,757,709)	$ 197,694,657
Number of shares redeemed		1,125,126	1,125,126		2,986,952	2,986,952	18,849,935
Class A ordinary shares subject to possible redemption, issued (in shares)			37,987			1,163,113		4,150,065			37,987		37,987	4,150,065					1,163,113
Common stock subject to possible redemption, shares outstanding			37,987			1,163,113		4,150,065	23,000,000		37,987		37,987	4,150,065
Number of shares exercised their right to redeem						2,986,952		18,849,935
Redemption price per share			$ 11.15	$ 11.08		$ 10.79		$ 10.49
Class A common stock subject to redemption | Angel Studios, Inc. | Southport Acquisition Corp
Description of Organization and Business Operations
Business acquisition share price																				$ 10
Common class not subject to redemption | Southport Acquisition Corp
Description of Organization and Business Operations
Holders of number of shares exercised the right to redeem the shares									18,849,935
Aggregate redemption amount									$ 197,694,657
Share redemption payable withdrawn							$ 197,694,657		$ 4,150,065
Number of shares redeemed							18,849,935
Common stock subject to possible redemption, shares outstanding									23,000,000
Class A common stock not subject to redemption | Southport Acquisition Corp
Description of Organization and Business Operations
Holders of number of shares exercised the right to redeem the shares									18,849,935
Common stock, shares issued											4,200,000		4,200,000	4,200,000
Common stock, shares outstanding									4,200,000		4,200,000		4,200,000	4,200,000
Aggregate redemption amount									$ 197,694,657
Share redemption payable withdrawn							$ 197,694,657		$ 4,150,065
Number of shares redeemed							18,849,935
Common stock subject to possible redemption, shares outstanding									23,000,000
Class A common stock
Description of Organization and Business Operations
Common stock, par value (In dollars per share)											$ 0.001		$ 0.001
Class A common stock | Southport Acquisition Corp
Description of Organization and Business Operations
Share price											$ 9.2		$ 9.2
Price of warrants																					$ 11.5
Common stock, shares issued									27,200,000		4,237,987		4,237,987	8,350,065					5,363,113
Common stock, shares outstanding									27,200,000		4,237,987		4,237,987	8,350,065					5,363,113
Aggregate redemption amount											$ 197,694,657
Number of warrants in a unit																					0.5
Number of shares issuable per warrant (in shares)																					1
Number of shares in a unit																					1
Common stock, par value (In dollars per share)											$ 0.0001		$ 0.0001	$ 0.0001
Redemption price per share											10.49
Class A common stock | Sponsor | Southport Acquisition Corp
Description of Organization and Business Operations
Aggregate of non redemption shares issued									4,000,000
Common stock, par value (In dollars per share)	$ 0.0001
Class A common stock | Sponsor | Southport Acquisition Corp
Description of Organization and Business Operations
Aggregate of non redemption shares issued									4,000,000
Class B common stock
Description of Organization and Business Operations
Common stock, par value (In dollars per share)											$ 0.001		$ 0.001
Class B common stock | Southport Acquisition Corp
Description of Organization and Business Operations
Common stock, shares issued									1,550,000		1,550,000		1,550,000	1,550,000
Common stock, shares outstanding									1,550,000		1,550,000		1,550,000	1,550,000																	5,750,000
Common stock, par value (In dollars per share)											$ 0.0001		$ 0.0001	$ 0.0001
Class B common stock | Sponsor | Southport Acquisition Corp
Description of Organization and Business Operations
Aggregate of non redemption shares transferred									1,499,996		1,499,996		1,499,996										1,499,996		1,499,996
Shares transferred to consummation of extension								500,000	500,000
Additional non redemption shares transferred									999,996		999,996		999,996											166,666		166,666	166,666	166,666	166,666	166,666
Consideration for transfer of shares	$ 0
Class B common stock | Sponsor | Southport Acquisition Corp
Description of Organization and Business Operations
Aggregate of non redemption shares transferred									1,499,996		1,237,494		1,237,494									166,666
Shares transferred to consummation of extension									500,000
Additional non redemption shares transferred									166,666
Conversion of Class B common stock									4,200,000
Common stock, shares outstanding											312,506		312,506
Class B common stock | Sponsor | Sponsor | Southport Acquisition Corp
Description of Organization and Business Operations
Purchase of aggregate shares	262,502
Subsequent Events | Southport Acquisition Corp
Description of Organization and Business Operations
Minimum net tangible assets outstanding subject to non redemption																$ 5,000,001
Subsequent Events | Class A common stock | Sponsor | Southport Acquisition Corp
Description of Organization and Business Operations
Common stock, shares outstanding	4,200,000
Common stock, par value (In dollars per share)	$ 0.0001
Subsequent Events | Class B common stock | Sponsor | Southport Acquisition Corp
Description of Organization and Business Operations
Common stock, shares outstanding	312,506
Consideration for transfer of shares	$ 0
Subsequent Events | Class B common stock | Sponsor | Sponsor | Southport Acquisition Corp
Description of Organization and Business Operations
Purchase of aggregate shares	262,502
Private placement warrants | Southport Acquisition Corp
Description of Organization and Business Operations
Number of warrants issued										11,700,000
Price of warrants										$ 1
Proceeds from sale of Private Placement Warrants										$ 11,700,000
Public Warrants | Class A common stock | Southport Acquisition Corp
Description of Organization and Business Operations
Number of shares issuable per warrant (in shares)																				0.1
IPO | Southport Acquisition Corp
Description of Organization and Business Operations
Number of shares issued										23,000,000
Share price										$ 10
Proceeds from issuance of shares										$ 230,000,000
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination										100.00%
IPO | Class A common stock | Southport Acquisition Corp
Description of Organization and Business Operations
Price of warrants										$ 11.5
Number of shares issuable per warrant (in shares)										1
Number of shares in a unit										1
Common stock, par value (In dollars per share)										$ 0.0001
IPO | Public Warrants | Southport Acquisition Corp
Description of Organization and Business Operations
Number of warrants in a unit										0.5
Over-allotment | Southport Acquisition Corp
Description of Organization and Business Operations
Number of shares issued										3,000,000
Initial Public Offering, Over-Allotment and the Private Placement | Southport Acquisition Corp
Description of Organization and Business Operations
Number of shares issued										3,000,000
Share price										$ 10.2
Proceeds from issuance of shares										$ 234,600,000
Maturity term of U.S. government securities										185 days
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination										100.00%
Duration of combination period										18 months